PREPAID EXPENSES AND OTHER RECEIVABLES	12 Months Ended
Mar. 31, 2017
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid Expense And Other Receivables [Text Block]
5.	PREPAID EXPENSES AND OTHER RECEIVABLES

	March 31,	March 31,
	2017	2016
	$	$
Prepaid expenses and other receivables	68,484	87,979
Prepaid insurance	136,896	107,259
Sales taxes receivable (i)	22,667	36,495
	228,047	231,733

i)	Sales tax receivable represents net harmonized sales taxes (HST) input tax credits receivable from the Government of Canada.